Condensed Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 18,832,000	$ 25,128,000	$ 25,336,000	$ 10,582,000	$ 7,896,000	$ 8,574,000
Marketable securities	27,042,000	31,580,000		7,969,000
Prepaid expenses and other current assets	5,952,000	6,682,000		282,000
Total current assets	51,826,000	63,390,000		18,833,000
Property and equipment, net	98,000	167,000		31,000
Other assets	45,000	80,000		105,000
Total assets	51,969,000	63,637,000		18,969,000
Current liabilities:
Accounts payable	1,247,000	313,000		614,000
Accrued expenses	2,134,000	3,590,000		2,771,000
Current portion of note payable, net of discount	5,836,000	2,880,000
Total current liabilities	9,217,000	6,783,000		3,385,000
Note payable, net of current portion and discount	17,083,000	8,886,000
Warrant liability	862,000	450,000
Other liabilities	17,456,000	10,470,000
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized, 855,116 and 645,399 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively
Additional paid-in-capital		2,744,000		3,000
Accumulated other comprehensive loss	10,000	5,000		(3,000)	15,000
Accumulated deficit	(156,127,000)	(122,359,000)		(128,252,000)
Total stockholders' deficit	(156,117,000)	(119,610,000)		(128,252,000)	(101,598,000)	(74,996,000)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	51,969,000	63,637,000		18,969,000
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	68,755,000	65,675,000
Stockholders' deficit:
Total stockholders' deficit	68,755,000	65,675,000
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	83,238,000	79,979,000
Stockholders' deficit:
Total stockholders' deficit	83,238,000	79,979,000
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	10,679,000	10,208,000
Stockholders' deficit:
Total stockholders' deficit	10,679,000	10,208,000
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271,000	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000	271,000
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525,000	525,000
Stockholders' deficit:
Total stockholders' deficit	525,000	525,000
Series A-6 Convertible Preferred Stock
Current liabilities:
Preferred Stock
Stockholders' deficit:
Total stockholders' deficit	$ 0